                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                     FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.



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1.   Name and address of Issuer:

     The DLB Fund Group
     One Memorial Drive
     Cambridge, MA  02142

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2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the
     issuer, check the box but do not list series or classes):             [X]

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3.   Investment Company Act File Number:               811-08690


     Securities Act File Number:                       33-82336


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4(a).Last day of fiscal year for which this Form is filed:
                                                             December 31, 1997


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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c). [ ] Check the box if this is the last time the issuer will be filing this Form.

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5.  Calculation of registration fee:

    (i)    Aggregate  sale  price  of  securities   sold
           during the fiscal  year pursuant to section
           24(f):                                                $82,328,133
                                                                 ---------------

    (ii)   Aggregate price of securities redeemed or
           repurchased during the fiscal year:                   $11,229,153
                                                                 ---------------

    (iii)  Aggregate price of securities redeemed or
           repurchased during any prior fiscal year ending
           no earlier than October 11, 1995 that were not
           previously used to reduce registration
           fees payable to the Commission:                       $         0
                                                                 ---------------

    (iv)   Total available redemption credits [add Items
           5(ii) and 5(iii)]:                                   -$11,229,153
                                                                 ---------------

    (v)    Net sales - if Item 5(i) is greater than Item
           5(iv) [subtract Item 5(iv) from Item 5(i)]:           $71,098,980
                                                                 ---------------

    (vi)   Redemption credits available for use in future
           years - if Item 5(i) is less than Item 5(iv)
           [subtract Item 5(iv) from Item 5(i)]:                 $        (0)
                                                                 ---------------

    (vii)  Multiplier for determining registration fee
           (See Instruction C.9):                                X   .000295
                                                                 ---------------

    (viii) Registration fee due [multiply Item 5(v) by
           Item 5(vii)] (enter "0" if no fee is due):           =$    20,974
                                                                 ---------------


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6.  Prepaid Shares

  If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ____. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____.

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7.  Interest due - is this Form is being filed more
    than 90 days after the end of the issuer's fiscal
    year (see Instruction D):                                   +$
                                                                 ---------------

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8.  Total amount of the registration fee due plus any
    interest due [line 5(viii) plus line 7]:                    =$    20,974
                                                                 ---------------

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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: February 26, 1997 and March 26, 1998.*


     Method of delivery:

                      [X]   Wire Transfer
                      [ ]   Mail or other means


 * Fees in the amount of $17,347 were wired on February 26, 1997, of which $16,517 was applied to the fee due in connection with the Registrant's 24f-2 notice for the fiscal year ended December 31, 1996, which was filed on May 29, 1997, leaving a balance of $830. The additional $20,144 due in connection with this filing was wired on March 26, 1998.


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                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By (Signature and Title)*  /s/ Ronald E. Gwozdz
                               -------------------------------------------

                                Ronald E. Gwozdz, President
                               -------------------------------------------


     Date    3/26/98
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  *Please print the name and title of the signing officer below the signature.

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